Description of Business, Organization, and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2022
Description of Business, Organization, and Basis of Presentation [Abstract]
Schedule of investment in significant subsidiaries
	Place and date of incorporation/	Registered		Issued and fully		Percentage of equity attributable to the Group		Principal
Name of company	establishment	capital		paid up capital		Direct	Indirect	activities

Sincere Fame International Limited 诚名国际有限公司	British Virgin Islands October 6, 2006	USD	1,230,434	USD	1,230,434	100%	-	Investment Holding

China Financial Services Group Limited 泛华金融服务集团 有限公司	Hong Kong August 28, 2000	HKD	100,000,000	HKD	100,000,000	-	100%	Investment Holding

Fanhua Chuang Li Information Technology (Shenzhen) Co., Ltd. 泛华创利信息技术 (深圳) 有限公司	the PRC December 21, 1999	HKD	400,000,000	HKD	400,000,000	-	100%	Investment Holding

Shenzhen Fanhua United Investment Group Co., Ltd. 深圳泛华联合投资集团 有限公司	the PRC August 9, 2006	RMB	250,000,000	RMB	250,000,000	-	100%	Investment Holding

Guangzhou Anyu Mortgage Consulting Co., Ltd. 广州安宇按揭咨询 有限公司	the PRC January 23,2003	RMB	2,220,000	RMB	2,220,000	-	100%	Micro credit and mortgage agency services

Chongqing Fengjie Financial Advisory Co., Ltd. 重庆丰捷财务咨询 有限公司	the PRC June 13, 2010	RMB	500,000	RMB	500,000	-	100%	Financial consultancy

Guangzhou Chengze Information Technology Co., Ltd. 广州诚泽信息科技 有限公司	the PRC December 11, 2006	RMB	3,000,000	RMB	3,000,000	-	100%	Software development and maintenance

Chongqing Liangjiang New Area Fanhua Micro-credit Co., Ltd. 重庆市两江新区泛华 小额贷款有限公司	the PRC December 26, 2011	USD	30,000,000	USD	30,000,000	-	100%	Micro credit and mortgage agency services

Shenzhen Fanhua Micro-credit Co., Ltd. 深圳泛华小额贷款 有限公司	the PRC March 15, 2012	RMB	300,000,000	RMB	300,000,000	-	100%	Micro credit and mortgage agency services

	Place and date of incorporation/	Registered		Issued and fully		Percentage of equity attributable to the Group		Principal
Name of company	establishment	capital		paid up capital		Direct	Indirect	activities

Shenzhen Fanhua Fund Management Services Co., Ltd. 深圳泛华基金 管理服务有限公司	the PRC June 8, 2012	RMB	5,000,000	RMB	5,000,000	-	100%	Company register service

Guangzhou Heze Information Technology Co., Ltd. 广州和泽信息科技 有限公司	the PRC September 16, 2010	RMB	20,000,000	RMB	20,000,000	-	100%	Software development and maintenance

Beijing Lianxin Chuanghui Information Technology Co., Ltd. 北京联鑫创辉 信息技术有限公司	the PRC February 2, 2012	HKD	10,000,000	HKD	10,000,000	-	100%	Software development and maintenance

Shenzhen Fanlian Investment Co., Ltd. 深圳泛联投资有限公司	the PRC November 26, 2012	RMB	30,000,000	RMB	30,000,000	-	100%	Investment Holding

Fanhua Financial Leasing (Shenzhen) Co., Ltd. 泛华融资租赁 (深圳) 有限公司	the PRC September 4, 2012	USD	10,000,000	USD	10,000,000	-	100%	Business Advisory

Shenzhen Fanhua Chengyu Finance Service Co., Ltd. 深圳泛华诚誉金融配套 服务有限公司	the PRC March 15, 2013	RMB	10,000,000	RMB	10,000,000	-	100%	Labor outsourcing services

Beijing Fanhua Qilin Capital Management Co., Ltd. 北京泛华麒麟资本管理 有限公司	the PRC December 26, 2016	RMB	100,000,000	RMB	10,000,000	-	96%	Asset Management

Shijiazhuang Fanhua Financial Advisory Co., Ltd. 石家庄泛华财务咨询 有限公司	the PRC July 27, 2017	RMB	2,000,000		-	-	100%	Financial Consultancy

Taizhou Fanhua Financial Advisory Co., Ltd. 泰州泛华财务咨询服务 有限公司	the PRC September 28, 2017	RMB	500,000		-	-	100%	Financial Consultancy

Xuzhou Shenfanlian Enterprise Management Co., Ltd. 徐州深泛联企业管理 有限公司	the PRC December 7, 2017	RMB	10,000,000		-	-	100%	Enterprise Management

	Place and date of incorporation/	Registered		Issued and fully	Percentage of equity attributable to the Group		Principal
Name of company	establishment	capital		paid up capital	Direct	Indirect	activities

Nantong Shenfanlian Enterprise Management Co., Ltd. 南通深泛联企业管理 有限公司	the PRC September 8, 2017	RMB	5,000,000	-	-	100%	Enterprise Management

Baoding Fanjie Financial Advisory Co., Ltd. 保定泛杰财务咨询 有限公司	the PRC February 9, 2018	RMB	500,000	-	-	100%	Financial Consultancy

Shenzhen Fancheng Business Operation Management Partnership (Limited Partnership) 深圳泛诚商业运营管理合伙企业 (有限合伙)	the PRC June 22, 2018	RMB	500,000,000	RMB34,550,000	-	100%	Enterprise Management

Fanxiaoxuan Cultural Media (Guangzhou) Co., Ltd. 泛小宣文化传媒 (广州) 有限公司	the PRC July 16, 2018	RMB	1,000,000	-	-	100%	Enterprise Management

Guangzhou Fanze Information Technology Co., Ltd. 广州泛泽信息科技 有限公司	the PRC February 27, 2019	RMB	10,000,000	-	-	100%	Software development and maintenance

Langfang Fanhua Technology Co., Ltd. 廊坊市泛华科技 有限公司	the PRC September 9, 2019	RMB	200,000	-	-	100%	Software development and maintenance

Shenyang Fanhua Financial Advisory Co., Ltd. 沈阳市泛华财务咨询 有限公司	the PRC November 18, 2019	RMB	1,000,000	-	-	100%	Financial consultancy

Luoyang Fanzhan Information technology Co., Ltd. 洛阳泛展信息科技有限公司	the PRC May 13, 2020	RMB	500,000	-	-	100%	Software development and maintenance

Lanzhou Fanhua Enterprise Information Advisory Co., Ltd. 兰州泛华企业信息咨询有限公司	the PRC May 19, 2020	RMB	200,000	-	-	100%	Enterprise Management

Yantai Shenzhen Fanlian Financial Advisory Co., Ltd. 烟台深泛联财务咨询有限公司	the PRC June 22, 2020	RMB	1,000,000	-	-	100%	Financial consultancy

	Place and date of incorporation/	Registered		Issued and fully	Percentage of equity attributable to the Group		Principal
Name of company	establishment	capital		paid up capital	Direct	Indirect	activities

Haikou Fanhua Financial Advisory Co., Ltd. 海口市泛华财务咨询有限公司	the PRC June 12, 2020	RMB	1,000,000	-	-	100%	Financial consultancy

Ganzhou Shenzhen Fanlian Financial Advisory Co., Ltd. 赣州深泛联财务咨询有限公司	the PRC August 8, 2020	RMB	1,000,000	-	-	100%	Financial consultancy

Fanhua Jinfu (Foshan) Co., Ltd. 泛华金服（佛山）有限公司	the PRC May 22, 2020	RMB	200,000,000	-	-	100%	Financial consultancy

Huaian Fanhualian Economic Information Advisory Co., Ltd淮安泛华联经济信息咨询有限公司	the PRC February 2, 2021	RMB	1,000,000	-	-	100%	Financial consultancy

Guangzhou Nansha Weisen Technology Co., Ltd 广州南沙区玮森科技有限公司	the PRC March 30, 2020	RMB	500,000	-	-	100%	Software development and maintenance

Wuxi Shenzhen Fanlian Enterprise Management Co., Ltd. 无锡深泛联企业管理有限公司	the PRC April 27, 2022	RMB	500,000	-	-	100%	Enterprise Management

Shenzhen Fanlian (Hangzhou) Financial Advisory Co., Ltd. 深泛联（杭州）财务咨询有限公司	the PRC May 5, 2022	RMB	1,000,000	-	-	100%	Financial consultancy

Ningbo Lianyi Technological Advisory Co., Ltd. 宁波联亿科技咨询有限公司	the PRC November 24, 2022	RMB	50,000,000	-	-	100%	Financial consultancy

Schedule of investments in the consolidated VIEs by the group
Name of structured funds	Place and date of incorporation/ establishment	Principal activities

Jinghua Structured Fund 6 菁华6号信托计划	the PRC September 9, 2014	Micro credit

Bohai Trust Shenfanlian Micro Finance Structured Fund 渤海信托深泛联小微金融集合资金信托计划	the PRC September 14, 2016	Micro credit

Bohai Huihe SME Structured Fund 渤海汇和中小微企业经营贷集合资金信托计划	the PRC September 29, 2017	Micro credit

Zhongyuan Wealth Anhui Structured Fund 1 中原财富-安惠1期	the PRC January 20, 2017	Micro credit

Zhongyuan Wealth Anhui Structured Fund 2 中原财富-安惠2期	the PRC August 18, 2017	Micro credit

Beijing Fanhua Micro-credit Company Limited 北京泛华小额贷款有限公司	the PRC August 10, 2012	Micro credit

Zhonghai Lanhai Structured Fund 1 中海信托蓝海1号集合资金信托计划	the PRC July 18, 2018	Micro credit

Bairui Hengyi No.613 Structured Fund 百瑞恒益613号集合资金信托计划	the PRC July 25, 2018	Micro credit

Bohai Trust No.1 Huiying Structured Fund 渤海惠盈1号集合资金信托计划	the PRC September 10, 2018	Micro credit

Bohai Trust No.2 Shenzhen Fanhua United Structured Fund 渤海信托-深泛联2号集合资金信托计划	the PRC November 28, 2018	Micro credit

Jinghua Structured Fund 1 外贸信托菁华1号集合资金信托计划	the PRC May 8, 2019	Micro credit

Zhonghai Lanhai Structured Fund 1-2 中海信托-蓝海1-2号集合资金信托计划	the PRC June 28, 2019	Micro credit

Zhonghai Lanhai Structured Fund 1-3 中海信托-蓝海1-3号集合资金信托计划	the PRC September 11, 2019	Micro credit

Hunan Structured Fund 2019-1 湖南信托2019-1集合资金信托计划	the PRC September 23, 2019	Micro credit

Hunan Structured Fund 2019-2 湖南信托2019-2集合资金信托计划	the PRC September 23, 2019	Micro credit

Shaanxi International Xinglong Structured Fund 1-1 陕国投·兴隆1-1号集合资金信托计划	the PRC November 6, 2019	Micro credit

Shaanxi International Xinglong Structured Fund 2-1 陕国投·兴隆2-1号集合资金信托计划	the PRC September 24, 2019	Micro credit

Bairui Hengyi No.711 Structured Fund 百瑞恒益711号集合资金信托计划	the PRC September 20, 2019	Micro credit

Name of structured funds	Place and date of incorporation/ establishment	Principal activities

Zhonghai Lanhai Structured Fund 1-4 中海信托-蓝海1-4号集合资金信托计划	the PRC October 10, 2019	Micro credit

Zhongyuan Wealth Anhui Structured Fund 49 中原信托-安惠49期	the PRC October 24, 2019	Micro credit

Bairui Hengyi No.724 Structured Fund 百瑞恒益724号集合资金信托计划	the PRC November 11, 2019	Micro credit

Zhonghai Lanhai Structured Fund 1-5 中海信托-蓝海1-5号集合资金信托计划	the PRC November 19, 2019	Micro credit

Zhonghai Lanhai Structured Fund 1-6 中海信托-蓝海1-6号集合资金信托计划	the PRC December 20, 2019	Micro credit

No. 50 Jinghua Structured Fund 外贸信托菁华50号资管计划	the PRC April 26, 2019	Micro credit

Zhonghai Lanhai Structured Fund 1-1 中海信托-蓝海1-1号集合资金信托计划	the PRC May 19, 2020	Micro credit

Shaanxi International Xinglong Structured Fund 22-1 陕国投·兴隆22-1号集合资金信托计划	the PRC June 22, 2020	Micro credit

Zhonghai Lanhai Structured Fund 1-7 中海信托-蓝海1-7号集合资金信托计划	the PRC August 14, 2020	Micro credit

No. 74 Jinghua Structured Fund 外贸信托菁华74号资管计划	the PRC November 26, 2020	Micro credit

Hunan Structured Fund 2020-1 湖南信托2020-1集合资金信托计划	the PRC December 8, 2020	Micro credit

Shaanxi International Xinglong Structured Fund 2-2 陕国投·兴隆2-2号集合资金信托计划	the PRC January 26, 2021	Micro credit

No.103 Jinghua Structured Fund 外贸信托菁华103号资管计划	the PRC March 23, 2021	Micro credit

Zhonghai Lanhai Structured Fund 30-X 中海信托-蓝海30-X号集合资金信托计划	the PRC March 17, 2021	Micro credit

Bohai Trust 2020 Pucheng No. 75 渤海信托·2020普诚75号集合资金信托计划	the PRC July 15, 2021	Micro credit

Guomin Tianshu Structured Fund 2-1 国民信托·天枢2-1号单一资金信托	the PRC August 31, 2021	Micro credit

Shenzhen Fanshu Information Technology Advisory Partnership (Limited Partnership). 深圳泛枢信息技术咨询合伙企业（有限合伙）	the PRC August 27, 2021	Micro credit

Shenzhen Lianshu Economic Information Technology Advisory Partnership (Limited Partnership) 深圳联枢经济信息技术咨询合伙企业（有限合伙）	the PRC August 27, 2021	Micro credit

Shenzhen Ruishu Economic Information Technology Advisory Partnership (Limited Partnership) 深圳瑞枢经济信息技术咨询合伙企业（有限合伙）	the PRC September 30, 2021	Micro credit

Name of structured funds	Place and date of incorporation/ establishment	Principal activities

Tianjin Ninghua Economic Information Advisory Partnership (Limited Partnership) 天津宁华经济信息咨询合伙企业（有限合伙）	the PRC November 1, 2021	Micro credit

Shenzhen Shengshu Information Technology Advisory Partnership (Limited Partnership) 深圳盛枢信息技术咨询合伙企业（有限合伙）	the PRC November 2, 2021	Micro credit

Shenzhen Chengshu Information Technology Advisory Partnership (Limited Partnership) 深圳诚枢信息技术咨询合伙企业（有限合伙）	the PRC November 29, 2021	Micro credit

Shenzhen Xuanshu Information Technology Advisory Partnership (Limited Partnership) 深圳宣枢信息技术咨询合伙企业（有限合伙）	the PRC November 29, 2021	Micro credit

Tianjin Juehua Economic Information Advisory Partnership (Limited Partnership) 天津珏华经济信息咨询合伙企业（有限合伙）	the PRC December 20, 2021	Micro credit

Zhongrong Yuanshuo No.1 Structured Fund 中融-元烁1号集合资金信托计划	the PRC September 29, 2021	Micro credit

Guangzhou Mingsheng Capital Management Partnership (Limited Partnership) 广州明晟资本管理合伙企业（有限合伙）	The PRC January 11, 2022	Micro credit

Tianjin Baihua Economic Information Advisory Partnership (Limited Partnership) 天津柏华经济信息咨询合伙企业（有限合伙）	the PRC January 19, 2022	Micro credit

Bohai Trust 2021 Pucheng No. 83 渤海信托·2021普诚83号集合资金信托计划	the PRC January 25, 2022	Micro credit

Zhongrong Yuanshuo No.2 Structured Fund 中融-元烁2号集合资金信托计划	the PRC February 18, 2022	Micro credit

Shenzhen Huashu Information Technology Advisory Partnership (Limited Partnership) 深圳华枢信息技术咨询合伙企业（有限合伙）	the PRC February 22, 2022	Micro credit

Shenzhen Leshu Information Technology Advisory Partnership (Limited Partnership) 深圳乐枢信息技术咨询合伙企业（有限合伙）	the PRC April 7, 2022	Micro credit

Zijin No.3 Business Acceleration Structured Fund 紫金信托·助业3号集合资金信托计划	the PRC April 25, 2022	Micro credit

Zhongliang Hongrui No.1 Structured Fund 中粮信托-弘瑞普惠1号集合资金信托计划	the PRC May 19, 2022	Micro credit

Zhongrong Yuanshuo No.3 Structured Fund 中融-元烁3号集合资金信托计划	the PRC July 26, 2022	Micro credit

Tianjin Pinhua Economic Information Advisory Partnership (Limited Partnership) 天津品华经济信息咨询合伙企业（有限合伙）	the PRC October 10, 2022	Micro credit

Schedule of assets and liabilities of the consolidated VIEs
	December 31, 2021	December 31, 2022
	RMB	RMB

Cash, cash equivalents and restricted cash	1,516,044,449	1,265,876,948
Loans principal, interest and financing service fees receivables	9,089,263,433	9,303,729,390
Investment securities	709,255,924	205,711,749
Deferred tax assets	6,903	-
Other assets	1,071,073,393	873,978,254
Total assets	12,385,644,102	11,649,296,341

Interest-bearing borrowings	8,041,816,663	7,727,559,338
Income taxes payable	733,159	902,734
Deferred tax liabilities	-	15,863
Other liabilities	125,382,650	144,368,848
Total liabilities	8,167,932,472	7,872,846,783

Schedule of of operations of the VIEs
	Year ended December 31
	2020	2021	2022
	RMB	RMB	RMB
Revenue	1,731,934,459	1,298,055,332	1,437,398,097
Net income	658,400,554	579,742,472	381,273,670

Schedule of cash flows of the VIEs
	Year ended December 31
	2020	2021	2022
	RMB	RMB	RMB
Net cash used in operating activities	(303,745,231)	(1,571,552,463)	939,802,714
Net cash provided by/(used in) investing activities	692,705,844	(633,511,824)	(812,396,284)
Net cash (used in)/provided by financing activities	(429,173,286)	2,682,931,827	(377,573,931)